S-K 1603(b) Conflicts of Interest	Jan. 23, 2026
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]

Upon consummation of the IPO, our officers and directors will have an indirect ownership interest in the founder shares through their member interest in the sponsor. The indirect economic interest in the sponsor would result in the following allocations upon consummation of the business combination, assuming no exercise of the underwriters’ over-allotment option: 1,466,528 founder shares to Stephen Silver, our Chief Executive Officer and Chairman of the Board, 1,090,653 founder shares to Ashley Zumwalt-Forbes, our Chief Operating Officer and Director, 200,000 founder shares to Arthur Chen, our Chief Financial Officer, and 200,000 founder shares to Erez Ichilov, a director (for an aggregate of 2,957,180 founder shares), all at the same per-share price that our sponsor purchased such shares, or approximately $0.003 per share. See the sections entitled “Summary — Our Sponsor”, “Summary — The Offering — Founder shares”, “Prospectus Summary — The Offering — Founder shares conversion and anti-dilution rights”, “Summary — The Offering — Appointment and removal of directors and continuing the company outside of the Cayman Islands; Voting Rights”, “Risk Factors — The ability of our public shareholders to exercise redemption rights with respect to a large number of our shares and the amount of deferred underwriting compensation may not allow us to complete the most desirable business combination or optimize our capital structure, and may substantially dilute your investment in us”, “Risk Factors — We may issue additional Class A ordinary shares or preference shares to complete our initial business combination or under an employee incentive plan after completion of our initial business combination. We may also issue Class A ordinary shares upon the conversion of the Class B ordinary shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions contained therein. Any such issuances would dilute the interest of our shareholders and likely present other risks”, “Dilution” and “Proposed Business — Our Sponsor” for more information.

We have until the date that is 24 months from the closing of this offering or until such earlier liquidation date as our board of directors may approve, to consummate our initial business combination. If we anticipate that we may be unable to consummate our initial business combination within such 24-month period, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination. If we seek shareholder approval for an extension, holders of public shares will be offered an opportunity to redeem their shares, regardless of whether they abstain, vote for, or against, the proposed extension, at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (which interest shall be net of amounts not previously released to us for taxes paid or payable (excluding any permitted withdrawals)), divided by the number of then issued and outstanding public shares, subject to applicable law. If we are unable to complete our initial business combination within 24 months from the closing of this offering, or by such earlier liquidation date as our board of directors may approve, or we do not otherwise seek shareholder approval to amend our amended and restated memorandum and articles of association to further extend the time to complete our business combination, we will redeem 100% of the public shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (which interest shall be net of amounts not previously released to us for taxes paid or payable (excluding any permitted withdrawals) and up to $100,000 for liquidation and dissolution expenses), divided by the number of then issued and outstanding public shares, subject to applicable law and certain conditions as further described herein. There is no limitation to the number or length of extensions we may seek.

The following table illustrates the difference between the public offering price per unit and our net tangible book value per share, as adjusted to reflect various potential redemption levels that may occur in connection with the closing of our initial business combination, which we refer to as Adjusted NTBVPS, on a pro forma basis to give effect to this offering and the issuance of the private placement warrants, assuming no exercise of the over-allotment option and exercise of the over-allotment option in full. Adjusted NTBVPS excludes the effect of the consummation of our initial business combination or any related transactions or expenses. See the section titled “Dilution” for more information.

As of December 31, 2025
Offering Price of $10.00	25% of Maximum Redemption (assumes 5,625,000 or 6,250,0000 public shares redeemed)		50% of Maximum Redemption (assumes 11,250,000 or 12,500,000 public shares redeemed)		75% of Maximum Redemption (assumes 16,875,000 or 18,750,000 public shares redeemed)		Maximum Redemption (assumes 22,500,000 or 25,000,000 public shares redeemed)
Adjusted NTBVS	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.24	$6.70	$3.30	$5.83	$4.17	$4.21	$5.79	$0.17	$9.83
Assuming No Exercise of Over-Allotment Option
$7.24	$6.70	$3.30	$5.83	$4.17	$4.21	$5.79	$0.17	$9.83

Our sponsor and members of our management team will directly or indirectly own founder shares and/or private placement warrants following this offering and, accordingly, may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination. The low price that our sponsor, executive officers and directors (directly or indirectly) paid for the founder shares creates an incentive whereby our officers and directors could potentially make a substantial profit even if we select an acquisition target that subsequently declines in value and is unprofitable for public shareholders. If we are unable to complete our initial business combination within 24 months of the closing of this offering, the founder shares may expire worthless, except to the extent they receive liquidating distributions from assets outside the trust account, which could create an incentive for our sponsor, executive officers and directors to complete a transaction even if we select an acquisition target that subsequently declines in value and is unprofitable for public shareholders. Further, each of our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination. Additionally, each of our officers and directors presently has, and any of them in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entities. Accordingly, there may be actual or potential material conflicts of interest between our sponsor, its affiliates or promoters on the one hand, and the investors in this offering on the other hand. See the sections titled “Summary — Initial Business Combination”, “The Offering — Conflicts of Interest”, “Risk Factors — Risks Relating to our Management Team — Our key personnel may negotiate employment or consulting agreements with a target business in connection with a particular business combination, and a particular business combination may be conditioned on the retention or resignation of such key personnel. These agreements may provide for them to receive compensation following our initial business combination and as a result, may cause them to have conflicts of interest in determining whether a particular business combination is the most advantageous”, “— Our officers and directors will allocate their time to other businesses thereby causing conflicts of interest in their determination as to how much time to devote to our affairs. This conflict of interest could have a negative impact on our ability to complete our initial business combination”, “— Our officers and directors presently have, and any of them in the future may have additional, fiduciary or contractual obligations to other entities, including other blank check companies, and, accordingly, may have conflicts of interest in allocating their time and in determining to which entity a particular business opportunity should be presented”, “— Our officers, directors, security holders and their respective affiliates may have competitive pecuniary interests that conflict with our interests”, “Proposed Business — Sourcing of Potential Business Combination Targets”, “Management — Conflicts of Interest”, “Management — Officers, Directors and Director Nominees”, and “Certain Relationships and Related Party Transactions.”

The underwriters are offering the units for sale on a firm commitment basis. The underwriters expect to deliver the units to the purchasers on or about            , 2025.

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

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Lead Book-Running Manager

Cohen & Company Capital Markets

          , 2025

Unless otherwise stated in this prospectus or the context otherwise requires, references to:

•        “founder shares” are to Class B ordinary shares initially purchased by our sponsor in a private placement prior to this offering and the Class A ordinary shares that will be issued upon the automatic conversion of the Class B ordinary shares immediately prior to, concurrently with or immediately following the consummation of our initial business combination, or at any time prior thereto at the option of the holders thereof, on a one-for-one basis, subject to adjustment, as described herein (for the avoidance of doubt, such Class A ordinary shares will not be “public shares”);

•        “initial shareholders” are to our sponsor and any other holders of our founder shares immediately prior to this offering;

Unless we tell you otherwise, the information in this prospectus assumes that the underwriters will not exercise their over-allotment option.

While we may pursue an acquisition in any industry, we intend to focus our search on companies that own, operate, or are developing assets in the critical minerals sector that are fundamental to the economic and national security interests of the United States. We intend to identify companies with critical resource infrastructure, in order to accelerate America’s safe and secure energy future, accelerate electrification and grid expansion, support the what we expect to be an upcoming digital infrastructure revolution, reduce foreign reliance on mineral supply chains, and drive industrial resurgence. We expect to target companies involved in the exploration, processing, production, and domestic refining and recycling of minerals essential to national defense, clean energy independence, and technological leadership, preferably with enabling technologies. We have not selected any specific business combination target, and we have not, nor has anyone on our behalf, engaged in any substantive discussions, directly or indirectly, with any business combination target. We believe our management team has the skills and experience to identify, evaluate and consummate a business combination and is positioned to assist businesses we acquire. However, our management team’s network and investing and operating experience do not guarantee a successful initial business combination. The members of our management team are not required to devote any significant amount of time to our business and are concurrently involved with other businesses. There is no guarantee that our current officers and directors will continue in their respective roles, or in any other role, after our initial business combination, and their expertise may only be of benefit to us until our initial business combination is completed. Past performance by our management team is not a guarantee of success with respect to any business combination we may consummate.

We will seek to capitalize on the significant experience and contacts of our officers and directors to identify, evaluate, acquire and operate a target business. If we elect to pursue an investment outside of the critical minerals sector that are fundamental to the economic and national security interests of the United States, our management’s expertise related to that industry may not be directly applicable to its evaluation or operation, and the information contained in this prospectus regarding that industry might not be relevant to an understanding of the business that we elect to acquire.

Members of our board of directors and management team also currently serve or have served as executive officers, directors and/or advisors of other special purpose acquisition companies (“SPACs”) as set forth below:

Ms. Zumwalt-Forbes served as a member of the Strategic Advisory Board of Hennessy Capital Investment Corp. V (Nasdaq: “HCIC”) from January 2021 through December 2022. On January 14, 2021, HCIC consummated its IPO of 34,500,000 units, including the full exercise of the underwriter’s over-allotment option, at $10.00 per unit, generating gross proceeds of $345.0 million. HCIC was unable to consummate a business combination within the prescribed time period and, as such, announced on December 16, 2022 that it would redeem all of its outstanding Class A common stock effective as of the close of business on December 21, 2022. The per-share redemption price for the public shares was approximately $10.11. In connection with the liquidation, the company’s units, Class A common stock and warrants ceased trading on the Nasdaq Capital Market as of the close of business on December 21, 2022.

We believe that potential sellers of target businesses may view the fact that members of our board of directors and management team have successfully closed or are in the process of closing multiple business combinations with vehicles similar to our company as a positive factor in considering whether or not to enter into a business combination with us. However, past performance of our management team or their respective affiliates is not a guarantee either (i) of success with respect to any business combination we may consummate or (ii) that we will be able to identify a suitable candidate for our initial business combination. In fact, in recent years, a number of target businesses have underperformed financially post-business combination. See “Risk Factors — Risks Relating to our Search for, and Consummation of or Inability to Consummate, a Business Combination — Because we are neither limited to evaluating a target business in a particular industry sector nor have we selected any target businesses with which to pursue our initial business combination, you will be unable to ascertain the merits or risks of any particular target business’s operations.” You should not rely on the historical record of our management team’s or their respective affiliates’ performance as indicative of our future performance. You should not rely on the historical record of our management team as indicative of our future performance. For more information on the experience and background of our management team, see the section entitled “Management.